Taxes - Operating taxes and levies - Income statement components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Territorial Economic Contribution, IFER and similar taxes	€ (795)	€ (758)	€ (820)
Spectrum fees	(341)	(329)	(309)
Levies on telecommunication services	(319)	(276)	(286)
Other operating taxes and levies	(469)	(465)	(425)
Total	(1,924)	€ (1,827)	€ (1,840)
Value-added contribution	€ 320